Operating leases and commitments (Details Narrative) - USD ($)	1 Months Ended		11 Months Ended
	Apr. 30, 2015	Jul. 31, 2014	Mar. 31, 2015
Operating lease rent expense		$ 24,000
Lease agreement term		24 months
Lease rental expense			$ 19,613
Subsequent Event [Member]
Lease agreement term	3 years
Lease monthly payments	$ 3,800
Operating leases amount deposits	10,000
Termination fee	$ 16,000
Minimum [Member]
Lease agreement renewable term		1 year
Maximum [Member]
Lease agreement renewable term		2 years